LEASES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013 Screen theatre
Future minimum rental payments required under existing operating leases and digital projector equipment leases payable to DCIP
2014	$ 428,108
2015	435,906
2016	420,230
2017	403,552
2018	360,704
Thereafter	1,606,326
Total minimum payments required	$ 3,654,826
Number of theatres under construction taken on lease	4
Number of screens in theatres under construction taken on lease	41